Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$462,605.93

Principal:
Principal Collections	$7,614,875.85
Prepayments in Full	$2,709,710.94
Liquidation Proceeds	$52,939.19
Recoveries	$31,288.71
Sub Total	$10,408,814.69
Collections	$10,871,420.62

Purchase Amounts:
Purchase Amounts Related to Principal	$463,963.32
Purchase Amounts Related to Interest	$2,821.98
Sub Total	$466,785.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,338,205.92

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,338,205.92
Servicing Fee	$98,279.54	$98,279.54	$0.00	$0.00	$11,239,926.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,239,926.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,239,926.38
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,239,926.38
Interest - Class A-4 Notes	$2,933.60	$2,933.60	$0.00	$0.00	$11,236,992.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,236,992.78
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$11,186,880.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,186,880.70
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$11,142,419.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,142,419.62
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$11,078,490.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,078,490.37
Regular Principal Payment	$10,551,319.32	$10,551,319.32	$0.00	$0.00	$527,171.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$527,171.05
Residual Released to Depositor	$0.00	$527,171.05	$0.00	$0.00	$0.00
Total		$11,338,205.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,551,319.32
Total					$10,551,319.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$4,456,101.67	$33.44	$2,933.60	$0.02	$4,459,035.27	$33.46
Class B Notes	$6,095,217.65	$128.73	$50,112.08	$1.06	$6,145,329.73	$129.79
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$10,551,319.32	$6.55	$161,436.01	$0.10	$10,712,755.33	$6.65

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$4,456,101.67	0.0334417	$0.00	0.0000000
Class B Notes	$47,350,000.00	1.0000000	$41,254,782.35	0.8712731
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$114,946,101.67	0.0713933	$104,394,782.35	0.0648399

Pool Information
Weighted Average APR	4.697%	4.731%
Weighted Average Remaining Term	18.47	17.75
Number of Receivables Outstanding	17,004	16,157
Pool Balance	$117,935,453.73	$107,025,509.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$114,946,101.67	$104,394,782.35
Pool Factor	0.0719235	0.0652700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$2,630,727.07
Targeted Overcollateralization Amount	$2,630,727.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,630,727.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$68,455.01
(Recoveries)		141	$31,288.71
Net Loss for Current Collection Period			$37,166.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3782%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.0127)%
Second Preceding Collection Period			1.1048%
Preceding Collection Period			0.2882%
Current Collection Period			0.3965%
Four Month Average (Current and Preceding Three Collection Periods)			0.4442%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,178	$13,833,523.00
(Cumulative Recoveries)			$2,694,936.30
Cumulative Net Loss for All Collection Periods			$11,138,586.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6793%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,239.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,802.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.13%	357	$3,346,642.85
61-90 Days Delinquent	0.44%	45	$469,424.41
91-120 Days Delinquent	0.07%	5	$76,355.21
Over 120 Days Delinquent	1.14%	91	$1,214,870.33
Total Delinquent Receivables	4.77%	498	$5,107,292.80

Repossession Inventory:
Repossessed in the Current Collection Period		12	$162,365.89
Total Repossessed Inventory		15	$184,110.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7213%
Preceding Collection Period			0.8292%
Current Collection Period			0.8727%
Three Month Average			0.8077%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer